<SEQUENCE>1
<FILENAME>nia1q11.txt




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nottinghill Investment Advisers, Ltd.
Address: Southampton Square
         7414 Jager Court
         Cincinnati, Ohio  45230-4344

13F File Number:  28-11593

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas G. McPeek
Title:     Managing Director
Phone:     513-624-3000

Signature, Place, and Date of Signing:

     Douglas G. McPeek     Cincinnati, Ohio     May 13, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $68,907 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                        VALUE   SHARES/  SH/  PUT/ INVSTMT    OTHER     VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE   SHARED  NONE
ABBOTT LABS                   COM            002824100     3380    68900            Sole                16700       0  52200
AKAMAI TECHNOLOGIES           COM            00971T101     2615    68815            Sole                15925       0  52890
ALCOA INC                     COM            013817101     4195   237550            Sole                61975       0 175575
AMER INTL GRP WTS EXP 1/19/21 WTS            026874156      356    31975            Sole                 6993       0  24982
AMERICAN EXPRESS CO           COM            025816109     4052    89650            Sole                16900       0  72750
AMERICAN INTL GROUP           COM            026874784     2108    59990            Sole                13100       0  46890
AT&T                          COM            00206R102     3142   102632            Sole                25857       0  76775
BRISTOL MYERS SQUIBB          COM            110122108     3057   115652            Sole                27500       0  88152
CITRIX SYS INC                COM            177376100     3499    47625            Sole                10375       0  37250
CLIFFS NATURAL RESOURCES      COM            18683K101     4839    49240            Sole                13750       0  35490
CONAGRA FOODS INC             COM            205887102     3456   145525            Sole                35225       0 110300
DELL COMPUTER CORP            COM            24702R101     3338   230050            Sole                57900       0 172150
INTL PAPER CO                 COM            460146103     4642   153825            Sole                30375       0 123450
ISHARES TR RUSSELL 2000       COM            464287655      213     2530            Sole                    0       0   2530
KIMBERLY-CLARK CORP           COM            494368103     3051    46745            Sole                11500       0  35245
LILY ELI & CO                 COM            532457108     2774    78886            Sole                21300       0  57586
MEADWESTVACO CORP             COM            583334107     3756   123850            Sole                29850       0  94000
MERCK & CO                    COM            58933Y105     2670    80894            Sole                19350       0  61544
MONSTER WORLDWIDE INC         COM            611742107     2370   149050            Sole                33025       0 116025
PFIZER                        COM            717081103     3266   160823            Sole                42600       0 118223
SARA LEE CORP                 COM            803111103     3856   218220            Sole                48750       0 169470
SPDR S&P MIDCAP 400 ETF TR    COM            78467Y107      235     1310            Sole                    0       0   1310
SPDR TR S&P 500 ETF TR        COM            78462F103      245     1850            Sole                    0       0   1850
WHIRLPOOL CORP                COM            963320106     3792    44428            Sole                 8575       0  35853

                                                         68,907